Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.82%
Education Revenue Bonds — 6.22%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	$ 1,455,969
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	852,460
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	1,568,500
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	824,250
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,285,020
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,032,760
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	378,525
144A 5.75% 6/1/42 #	750,000	767,752
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	544,996
5.00% 7/1/32	560,000	602,980
5.00% 7/1/33	585,000	627,840
5.00% 7/1/34	415,000	442,726
5.00% 7/1/36	415,000	434,650
5.00% 7/1/37	550,000	571,159
5.00% 7/1/42	1,000,000	1,018,260
California Community College Financing Authority
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,395,581
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,899,350
Series V-1 5.00% 5/1/49	1,075,000	1,260,953
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	963,070
NQ-037 [5/23] 7/23 (2980350)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	$ 952,680
(Partnerships to Uplift Communities Valley Project) 144A 5.00% 8/1/33 #	815,000	829,303
(View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	100,000	99,637
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,166,320
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	2,234,780
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	301,515
Series A 5.00% 8/1/55	800,000	777,648
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,891,980
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues) 5.75% 4/1/48	2,500,000	2,716,875
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,156,744
4.00% 7/1/44	1,120,000	969,102
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	420,074
Series A 5.00% 6/15/29	400,000	409,936
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,337,863
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,193,542
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	232,134
Series A 4.00% 5/1/30	250,000	253,408
2    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	$ 514,700
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	452,525
Series A 4.00% 5/1/40	1,330,000	1,277,039
Series A 4.00% 5/1/55	1,540,000	1,388,787
Illinois Finance Authority
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	403,084
Series A 5.00% 2/15/28	260,000	264,511
Series A 5.00% 2/15/30	390,000	396,766
Series A 5.00% 2/15/32	265,000	268,888
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	243,640
Series A 144A 5.00% 7/1/50 #	175,000	162,097
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	448,316
Series A 4.00% 7/1/40	500,000	478,795
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	533,728
Series A 5.00% 4/1/31	1,090,000	1,118,929
Nevada State Department of Business & Industry
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	250,000	238,808
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	7,530,000	7,893,624
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,091,050
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	872,620
NQ-037 [5/23] 7/23 (2980350)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	$ 364,465
Series A 5.00% 7/1/32	235,000	243,512
Public Finance Authority
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,259,380
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,363,386
University of Minnesota
Series A 5.00% 4/1/34	1,855,000	1,940,089
Westchester County, New York Local Development
(Pace University) Series A 5.00% 5/1/34	4,150,000	4,162,076
		73,251,157
Electric Revenue Bonds — 5.25%
American Municipal Power
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,310,236
California Community Choice Financing Authority
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,325,000	3,477,817
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,348,680
Series A 5.00% 10/1/33	2,915,000	3,140,038
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	915,000	945,360
Long Island, New York Power Authority
5.00% 9/1/33	250,000	270,035
Missouri Joint Municipal Electric Utility Commission
(Green Bonds - Climate Bond Certified)
5.25% 12/1/38	350,000	383,439
5.25% 12/1/39	500,000	544,605
5.25% 12/1/40	500,000	542,220
5.25% 12/1/41	650,000	703,072
5.25% 12/1/42	1,000,000	1,080,760
4    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	$ 6,434,250
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,090,600
Series TT 5.00% 7/1/32 ‡	1,555,000	1,115,712
Series WW 5.25% 7/1/33 ‡	1,015,000	728,263
Series WW 5.50% 7/1/17 ‡	2,200,000	1,545,500
Series WW 5.50% 7/1/19 ‡	1,710,000	1,201,275
Series WW 5.50% 7/1/38 ‡	1,925,000	1,383,594
Series XX 5.25% 7/1/40 ‡	4,630,000	3,322,025
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,100,475
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,109,040
Series A 5.00% 1/1/38	5,000,000	5,241,900
Series A 5.00% 1/1/43	1,135,000	1,265,650
South Carolina Public Service Authority
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,322,230
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,784,058
Utility Debt Securitization Authority Restructuring Bonds
5.00% 12/15/36	10,000,000	10,389,900
		61,780,734
Healthcare Revenue Bonds — 6.84%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier) Series B 5.25% 1/1/37	915,000	682,233
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,128,350
California Health Facilities Financing Authority
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,434,200
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,600,000	5,107,104
(Sutter Health) Series A 5.00% 11/15/38	760,000	803,099
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,627,670
NQ-037 [5/23] 7/23 (2980350)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	$ 969,960
Series A-2 5.00% 8/1/37	1,105,000	1,153,443
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,014,810
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	575,044
Series A 4.00% 8/15/50	1,950,000	1,657,461
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	369,868
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	618,774
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	453,135
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	591,151
4.00% 5/15/30	1,385,000	1,268,521
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	691,014
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	3,899,629
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	667,543
Series A 5.00% 10/1/47	525,000	533,642
Series A 5.00% 10/1/52	1,750,000	1,767,290
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	653,931
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	441,730
6    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	$ 1,657,847
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	612,436
Series A 5.25% 5/15/37	700,000	625,821
Lancaster County, Pennsylvania Hospital Authority
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,573,880
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,156,660
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,208,438
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,057,380
Michigan Finance Authority
4.00% 12/1/40	2,185,000	2,143,354
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	731,950
Series D 4.00% 12/1/38	1,200,000	1,086,612
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,244,776
National Finance Authority Revenue, New Hampshire
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	899,410
New Hampshire Business Finance Authority
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,000,985
New Hope, Texas Cultural Education Facilities Finance
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,147,829
NQ-037 [5/23] 7/23 (2980350)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	$ 1,007,010
144A 5.00% 12/1/32 #	1,800,000	1,811,718
144A 5.00% 12/1/33 #	1,000,000	1,005,490
Ohio State
(Cleveland Clinic Health System Obligated Group) Series A 4.00% 1/1/39	1,500,000	1,501,440
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	932,670
Series B 5.25% 8/15/48	2,000,000	1,815,580
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,720,275
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,166,626
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,340,726
Series B-1 4.25% 11/15/26	2,600,000	2,401,152
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	846,156
		80,520,667
Housing Revenue Bonds — 1.67%
New York State Mortgage Agency Homeowner Revenue
(Social Bonds) Series 250 4.80% 10/1/48	4,000,000	4,025,280
North Carolina Housing Finance Agency Home Ownership Revenue
4.875% 7/1/42	4,775,000	4,856,318
8    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Revenue
Series A 4.85% 10/1/43	10,730,000	$ 10,808,544
		19,690,142
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.98%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	3,036,000
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,788,672
Black Belt Energy Gas District, Alabama
Series A 4.00% 6/1/51 •	1,000,000	992,010
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	5,213,033
Series A-2 4.00% 6/1/48	1,700,000	1,510,025
Series B-2 5.00% 6/1/55	4,000,000	3,706,000
California Community Choice Financing Authority
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,680,460
Series B-1 4.00% 2/1/52 •	4,910,000	4,870,573
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	62,500
(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,706,734
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,331,563
Series A 5.00% 9/1/42	250,000	254,970
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) •	2,700,000	2,689,524
5.00% 9/1/42 (AMT) •	5,000,000	5,128,300
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,112,340
NQ-037 [5/23] 7/23 (2980350)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	$ 2,161,546
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	1,500,000	1,471,320
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,248,851
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,623,594
George L Smith II Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	1,789,061
Series B 144A 5.00% 1/1/36 #	1,000,000	922,480
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,370,000	3,370,539
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,065,292
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed) Series E 144A 8.047% 6/1/57 #, ^	62,600,000	3,645,824
(Capital Appreciation-Asset-Backed) Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,656,341
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	4,153,607
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	292,470
Series A-2 4.00% 6/1/39	600,000	579,354
Series A-2 4.00% 6/1/40	300,000	286,680
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,275,000	1,126,029
Kentucky Public Energy Authority
(Gas Supply Revenue) Series C-1 4.00% 12/1/49 •	5,000,000	4,986,700
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,022,175
10    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds) 144A 8.00% 12/1/51 (AMT) #	3,490,000	$ 2,284,310
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	1,777,380
M-S-R Energy Authority
Series B 6.50% 11/1/39	580,000	674,036
Series B 7.00% 11/1/34	2,905,000	3,494,831
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,915,950
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	1,965,000	1,974,471
New York Counties Tobacco Trust V
Series 4B 144A 8.459% 6/1/60 #, ^	20,000,000	729,200
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	3,967,738
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	7,260,000	6,309,448
5.00% 12/1/37 (AMT)	1,000,000	1,046,440
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,334,911
5.00% 1/1/36 (AMT)	3,000,000	3,058,260
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,512,550
Public Finance Authority, Wisconsin
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	190,456
Series A 5.00% 2/1/62	2,720,000	2,548,640
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,000,000	8,135,120
5.25% 12/1/24	3,050,000	3,078,731
NQ-037 [5/23] 7/23 (2980350)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	$ 1,158,780
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500
Southeast Energy Authority, A Cooperative District
(Project No.3) Series A-1 5.50% 1/1/53 •	5,500,000	5,865,530
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37 •	2,250,000	2,201,243
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	2,000,000	1,886,200
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 •	4,100,000	4,059,164
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52 •	1,300,000	1,358,396
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,568,648
(Capital Appreciation-3rd Subordinate Lien) Series D 7.769% 6/1/46 ^	1,630,000	208,249
TSASC, New York
Series A 5.00% 6/1/30	475,000	496,536
Series A 5.00% 6/1/31	475,000	495,753
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,609,977
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,220,500
Series C 8.025% 6/1/47 ^	53,800,000	13,480,128
Series D 2.466% 6/1/47 ^	8,185,000	1,985,599
		176,299,242
12    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.92%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	110,000	$ 110,135
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,298,720
Series A 4.00% 12/15/42	2,220,000	2,068,485
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,369,909
Series A 4.00% 12/15/47	11,560,000	10,434,287
Series A 4.00% 6/15/50 (BAM)	1,000,000	922,820
Series A 4.00% 6/15/52	1,970,000	1,735,668
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,300,244
New Jersey Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	980,870
Series A 4.00% 11/1/39	3,835,000	3,719,682
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	541,210
Series A 5.00% 11/1/31	1,000,000	1,122,120
New Jersey State Transportation Trust Fund Authority
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,163,580
New Jersey Transportation Trust Fund Authority
Series A 5.00% 6/15/29	1,500,000	1,568,565
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,054,788
Series CC 5.25% 6/15/39	2,000,000	2,187,240
Series CC 5.25% 6/15/41	4,500,000	4,905,495
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,837,114
Series A 5.00% 12/15/25	5,000,000	5,190,050
Series BB 4.00% 6/15/46	5,000,000	4,700,950
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	2,500,000	2,569,100
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	740,400
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,310,100
NQ-037 [5/23] 7/23 (2980350)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	$ 4,474,240
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,117,000
		81,422,772
Local General Obligation Bonds — 3.48%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	646,611
Series A 5.50% 1/1/35	1,980,000	2,126,263
Series C 5.00% 1/1/26	1,280,000	1,321,510
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	851,243
5.00% 4/1/36	320,000	328,384
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,210,587
Series D 5.00% 12/1/31	2,160,000	2,225,772
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,166,020
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	945,872
Los Angeles, California Unified School District
(Sustainability Bonds) Series QRR 5.00% 7/1/23	3,000,000	3,004,020
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,496,476
144A 4.25% 6/1/41 #	2,210,000	1,775,536
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,030,400
Series A 5.00% 8/1/47	3,500,000	3,754,555
Series C 5.00% 8/1/30	2,355,000	2,664,400
Series E 5.00% 8/1/23	3,685,000	3,694,286
Subseries B-1 5.00% 12/1/33	5,365,000	5,700,849
New York General Obligation Bonds
Series A-1 5.00% 8/1/27	1,000,000	1,077,470
		41,020,254
14    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 3.96%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	$ 5,176,350
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,433
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,756,648
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,149,320
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	889,175
5.00% 7/1/46-24 §	1,425,000	1,448,085
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,022,500
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26 §	850,000	902,827
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,123,570
Idaho State Building Authority Revenue
(State Office Campus Project) Series A-ST 4.00% 9/1/48-27 §	500,000	523,295
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,285,809
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34-24 §	1,335,000	1,362,287
Orange County, Florida Health Facilities Authority
(Presbyterian Retirement Communities Project) 5.00% 8/1/36-23	2,125,000	2,191,428
Orlando & Orange County, Florida Expressway Authority Revenue
Series A 5.00% 7/1/28-23 §	2,300,000	2,302,829
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,587,477
NQ-037 [5/23] 7/23 (2980350)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	$ 2,219,872
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,040,530
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,781,536
Washington State Housing Finance Commission
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	800,000	851,360
		46,630,331
Special Tax Revenue Bonds — 16.51%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/35	850,000	879,878
5.00% 5/1/36	850,000	871,361
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,071,596
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,074,900
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	100,000	100,393
5.00% 5/1/34	830,000	832,415
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,133,520
Commonwealth of Puerto Rico
(Restructured) 3.129% 11/1/43 •	28,078,870	13,723,548
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,720,735
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,423,044
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/25	1,900,000	1,928,557
16    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/26	2,500,000	$ 2,556,450
5.00% 12/1/29	600,000	614,232
5.00% 12/1/31	900,000	919,224
5.00% 12/1/32	1,800,000	1,834,704
5.00% 12/1/34	1,500,000	1,519,980
5.00% 12/1/35	1,200,000	1,209,576
5.00% 12/1/36	900,000	902,484
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	43,657,701	36,126,748
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,839,656
Irvine Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48	2,500,000	2,756,800
Massachusetts Bay Transportation Authority Sales Tax Revenue
Series A 5.00% 7/1/36	700,000	818,839
Series A 5.00% 7/1/37	820,000	950,191
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,761,331
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,261,500
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,682,730
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,859,932
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	2,884,425
Subseries B-1 5.00% 8/1/42	5,000,000	5,067,800
Subseries C 5.00% 11/1/27	4,150,000	4,201,667
Subseries E-1 5.00% 2/1/35	5,000,000	5,334,550
NQ-037 [5/23] 7/23 (2980350)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	7,500,000	$ 5,670,450
New York State Urban Development Revenue
(General Purpose) Series A 5.00% 3/15/37	2,290,000	2,475,192
New York Transitional Finance Authority Future Tax Secured
Sub-Series F-1 5.25% 2/1/40	5,000,000	5,674,950
New York Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A-1 4.00% 5/15/46	6,000,000	5,760,600
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,185,540
Pasco County, Florida Capital Improvement Tax
Series A 5.50% 9/1/42	1,000,000	1,103,920
Series A 5.50% 9/1/43	1,000,000	1,102,170
Series A 5.50% 9/1/44	1,000,000	1,099,240
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	869,671
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.607% 7/1/46 ^	9,170,000	2,478,101
Series A-1 4.55% 7/1/40	5,765,000	5,500,963
Series A-1 4.75% 7/1/53	18,563,000	17,212,542
Series A-1 5.00% 7/1/58	1,330,000	1,274,060
Series A-1 5.944% 7/1/51 ^	31,441,000	6,261,475
Series A-2 4.329% 7/1/40	737,000	684,621
Series A-2 4.329% 7/1/40	4,516,000	4,195,048
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	475,000	465,405
Utah Telecommunication Open Infrastructure Agency
5.25% 6/1/33	1,000,000	1,154,530
5.25% 6/1/34	1,000,000	1,153,260
5.25% 6/1/35	1,000,000	1,144,310
5.25% 6/1/37	2,100,000	2,360,211
18    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Utah Telecommunication Open Infrastructure Agency
5.50% 6/1/40	2,000,000	$ 2,256,340
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	488,895
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	990,000	902,939
		194,337,199
State General Obligation Bonds — 12.67%
California State
5.25% 9/1/47	1,000,000	1,133,930
(Various Purpose)
4.00% 10/1/36	3,875,000	4,001,558
4.00% 10/1/37	2,000,000	2,051,900
5.00% 8/1/26	3,120,000	3,311,287
5.00% 10/1/26	2,500,000	2,662,475
5.00% 9/1/32	4,100,000	4,362,728
5.00% 9/1/32	1,400,000	1,633,660
5.00% 8/1/33	2,500,000	2,579,525
5.00% 9/1/35	8,000,000	8,450,960
5.00% 10/1/42	7,000,000	7,904,260
5.00% 11/1/42	470,000	528,543
5.25% 9/1/30	5,000,000	5,022,100
Series C 5.00% 9/1/30	5,985,000	6,244,150
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,183,475
Series A 5.00% 7/1/37	5,000,000	5,147,150
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	7,586,622	6,796,172
Series A-1 4.00% 7/1/37	8,263,380	7,191,620
Series A-1 4.00% 7/1/46	11,820,000	9,557,179
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,019,366
Hawaii State
Series FW 4.00% 1/1/34	2,000,000	2,077,940
Illinois State
5.00% 1/1/28	1,630,000	1,692,119
NQ-037 [5/23] 7/23 (2980350)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 11/1/36	1,965,000	$ 2,018,075
5.25% 2/1/30	2,410,000	2,431,304
5.25% 2/1/32	1,015,000	1,023,678
5.50% 5/1/39	2,500,000	2,730,250
Series A 5.125% 12/1/29	4,440,000	4,748,314
Series B 4.00% 10/1/35	8,830,000	8,831,678
Series C 4.00% 10/1/37	1,710,000	1,678,758
Series C 4.00% 10/1/42	3,935,000	3,680,484
Series D 5.00% 11/1/25	1,220,000	1,259,601
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	2,024,160
Series B 4.00% 11/1/35	2,200,000	2,198,900
Series B 4.00% 11/1/38	1,810,000	1,759,230
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,671,443
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/33	750,000	891,690
Series A 5.00% 5/1/36	4,555,000	5,292,181
Series A 5.00% 5/1/44	5,000,000	5,368,300
Series A 5.25% 5/1/45	2,590,000	2,939,314
Washington State
Series E 5.00% 7/1/31	3,000,000	3,091,020
		149,190,477
Transportation Revenue Bonds — 17.40%
Atlanta, Georgia Department of Aviation
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,101,570
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,255,267
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,029,250
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,913,420
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,209,500
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,234,150
Series B 5.00% 1/1/32	1,000,000	1,023,510
Series B 5.00% 1/1/33	1,520,000	1,555,416
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,701,700
20    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O'Hare International Airport Revenue
(General-Airport-Senior Lien)
Series B 5.00% 1/1/37	3,000,000	$ 3,216,300
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,395,297
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,473,376
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,900,000	5,997,291
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	947,900
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.00% 1/1/42	5,000,000	5,467,950
Series A 5.25% 1/1/43	5,000,000	5,544,650
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) 5.00% 3/1/57 (AMT)	6,795,000	6,994,773
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,449,088
Los Angeles, California Department of Airports
Series A 5.00% 5/15/33 (AMT)	845,000	929,585
Metropolitan Nashville, Tennessee Airport Authority
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,650,825
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,034,045
Metropolitan Transportation Authority Revenue, New York
(Green Bonds) Subseries A-2 4.00% 11/15/41	3,000,000	2,844,660
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/38	1,000,000	983,150
Series B 4.00% 10/1/49	490,000	448,884
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,754,720
NQ-037 [5/23] 7/23 (2980350)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	$ 1,286,055
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,312,431
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	1,400,882
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,506,417
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,882,483
Series E 5.00% 1/1/32	5,050,000	5,488,946
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,946,719
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,946,110
New York State Thruway Authority
Series B 4.00% 1/1/38	2,135,000	2,138,501
Series B 4.00% 1/1/39	10,000,000	9,944,900
Series J 5.00% 1/1/27	5,705,000	5,751,838
Series K 5.00% 1/1/31	5,000,000	5,128,300
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,941,323
4.375% 10/1/45 (AMT)	2,500,000	2,371,650
5.00% 1/1/33 (AMT)	790,000	814,688
5.00% 10/1/40 (AMT)	1,125,000	1,139,861
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,635,501
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,625,100
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,262,620
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,052,340
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,129,250
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,612,125
Series A-1 5.00% 12/1/40	2,090,000	2,136,816
Series A-1 5.00% 12/1/45	1,000,000	1,021,160
Series B 5.00% 12/1/45	5,000,000	5,116,700
Series C 5.00% 12/1/43	1,445,000	1,448,714
22    NQ-037 [5/23] 7/23 (2980350)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	$ 3,461,253
Series B 5.00% 7/1/49 (AMT)	3,900,000	4,010,994
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	7,181,930
5.00% 10/15/29 (AMT)	3,105,000	3,178,806
(194th Series) 5.00% 10/15/32	2,500,000	2,597,900
(218th Series) Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,389,430
(221st Series) Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,212,768
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,025,920
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,592,650
Series B 5.00% 7/1/31	500,000	531,625
Series B 5.00% 7/1/33	1,000,000	1,060,120
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	180,000	167,537
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	180,040
Series B 5.00% 1/1/25 (AMT)	390,000	391,166
Series B 5.00% 1/1/30 (AMT)	230,000	239,133
Series B 5.00% 1/1/32 (AMT)	215,000	223,486
Series B 5.00% 1/1/33 (AMT)	705,000	730,937
Series B 5.00% 1/1/34 (AMT)	880,000	911,213
Series B 5.00% 1/1/35 (AMT)	675,000	696,303
Series B 5.00% 1/1/36 (AMT)	660,000	676,520
Series B 5.00% 1/1/37 (AMT)	430,000	438,200
Texas Private Activity Bond Surface Transportation Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	3,775,275
		204,870,913
NQ-037 [5/23] 7/23 (2980350)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 0.15%
San Diego County, California water Authority Revenue
Series A 5.00% 5/1/52	1,630,000	$ 1,788,811
		1,788,811
Water & Sewer Revenue Bonds — 1.77%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,590,738
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,177,150
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution) Series EE 5.00% 6/15/39	5,000,000	5,180,200
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	870,000	944,863
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,613,775
Series A 5.00% 5/15/33	2,250,000	2,419,627
Tampa, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	4,500,000	4,899,960
		20,826,313
Total Municipal Bonds (cost $1,176,265,299)		1,151,629,012

Short-Term Investments — 2.10%
Variable Rate Demand Notes — 2.10%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2 3.90% 7/1/41 (LOC - TD Bank N.A.)	2,970,000	2,970,000
Los Angeles, California Department of Water & Power Revenue
Series A-2 0.52% 7/1/45 (SPA - Barclays Bank)•	4,230,000	4,230,000
Massachusetts Health & Educational Facilities Authority
Series K-1 3.80% 7/1/39 (LOC - TD Bank N.A.)	1,000,000	1,000,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 3.75% 11/15/48 (LOC – Wells Fargo Bank N.A.)•	2,350,000	2,350,000
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(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New Jersey Health Care Facilities Financing Authority Revenue
Series B 0.52% 7/1/43 (LOC – JPMorgan Chase Bank N.A.)	1,000,000	$ 1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution) Fiscal 2023 Subordinate Series BB-2 3.85% 6/15/44 (SPA - Mizuho Bank)	4,600,000	4,600,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.90% 8/1/34 (LOC - TD Bank N.A.)	200,000	200,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic) Series B 3.85% 11/15/52 (SPA - Northern Trust)•	1,000,000	1,000,000
University of Delaware Revenue
3.90% 11/1/35 (SPA - TD Bank N.A.)	2,300,000	2,300,000
University of North Carolina Hospitals at Chapel Hill
Series B 3.90% 2/15/31 (SPA - TD Bank N.A.)	5,000,000	5,000,000
Total Short-Term Investments (cost $24,650,000)		24,650,000
Total Value of Securities—99.92% (cost $1,200,915,299)		1,176,279,012

Receivables and Other Assets Net of Liabilities—0.08%		984,954
Net Assets Applicable to 108,360,475 Shares Outstanding—100.00%		$1,177,263,966
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $74,013,783, which represents 6.29% of the Fund's net assets.
NQ-037 [5/23] 7/23 (2980350)    25

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
26    NQ-037 [5/23] 7/23 (2980350)